Term Loans (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended		0 Months Ended	12 Months Ended							0 Months Ended		0 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Nov. 05, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 17, 2012	Aug. 06, 2010 UTA Capital LLC [Member]	Nov. 13, 2012 The Agent [Member]	Dec. 31, 2013 The Agent [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2013 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2013 PNC Bank [Member] Loan and Security Agreement [Member] Third And Fourth Amendments To Midmarket Loan Agreement [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 31, 2013 Term Loans [Member]	Dec. 31, 2012 Term Loans [Member]	Dec. 31, 2013 Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631 [Member]	Dec. 31, 2012 Term loan, MidMarket Capital, net of debt discount of $143,843 and $182,631 [Member]	Nov. 13, 2012 Term Loan, MidMarket Capital , net of debt discount of $182,631 and $0 [Member] Loan and Security Agreement [Member]	Dec. 31, 2013 Term Loan, MidMarket Capital , net of debt discount of $182,631 and $0 [Member] Loan and Security Agreement [Member]	Oct. 17, 2013 Term Loan, MidMarket Capital , net of debt discount of $182,631 and $0 [Member] Loan and Security Agreement [Member] Minimum [Member]	Sep. 17, 2012 Term Loan, MidMarket Capital , net of debt discount of $182,631 and $0 [Member] Loan and Security Agreement [Member] Maximum [Member]	Dec. 31, 2013 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2012 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2013 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2012 Promissory notes, unsecured, matured in October 2012 [Member]	Dec. 31, 2013 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2012 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2013 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2013 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component [Member]	Jul. 31, 2012 18% convertible promissory	Dec. 31, 2012 18% convertible promissory	Dec. 31, 2013 Promissory notes, unsecured, maturing in January 2014 [Member]	Dec. 31, 2012 Promissory notes, unsecured, maturing in January 2014 [Member]
Dec. 31, 2013
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]

Dec. 31, 2012
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]

Dec. 31, 2011
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immateral, matured in March 2012 and June 2012 [Member]

Term Loan (Textual)
Amount of debt discount												$ 504,648	$ (6,810,319)		$ 143,843	$ 182,631
Maturity period of debt																					December 2012	December 2012	October 2012		December 2018		January 2013		July 2011				January 2014		March 2012 and June 2012
Promissory notes, unsecured with common shares equity component																													16,000
Percentage of company common stock issuable upon warrant exercises									10.00%								10.00%
Increased percentage of common stock issuable upon warrant exercises			11.50%						11.50%								11.50%
Warrants issued to purchase common stock											234,233
Exercise price of warrants																	$ 5
Expiration date of warrant		Sep. 17, 2014							Sep. 17, 2014
Interest rate									12.00%									12.00%				8.00%						8.00%			18.00%	18.00%
Additional Expense Incurred							191,912
Deferred loan costs			1,528,241	298,517					1,800,051									1,800,051
Amount of debt discount on unamortized deferred loan												153,850
Amount recorded as a debt discount						455,540
Amount of term loan									15,000,000
Description for maturity period of term loan										If the Company failed to raise by March 14, 2014 at least $20,000,000 in connection with a public offering of voting equity securities of the Company, the MidMarket Loans were to mature on June 17, 2014.
Issuance of shares pursuant to public offering	4,550,010		5,237,491						30,000,000										5,000,000	20,000,000
Description for repayment of term loan										If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the MidMarket Loans.
Amount of term loan required to repay									750,000
Description for exercise price of warrant			If the Company issues stock, warrants or options at a price below the $4.00 per share exercise price, the exercise price of the warrants resets to the lower price.
Outstanding amount of unsecured promissory note			441,794	469,573				13,850,000					20,389,683	15,459,369	13,706,157	14,817,369						27,500		195,000		53,396		210,000		9,500			1,725,000			200,000
Duration of treasury rate				2 years
Interest expense on the MidMarket Loan			2,726,175	491,943																											280,819	11,130				0	0
Aggregate Indebtedness, Total			38,300,000
Derivative liability recorded as debt discount					193,944
Fair value of warrant			3,279,906	33,593
Change in fair value of derivative liability recorded as net gain (loss)			$ (3,246,313)	$ 160,351